UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $141,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      236   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION    COM              060505104      304     8021 SH       SOLE                        0        0     8021
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      106    10000 SH       SOLE                        0        0    10000
COACH INC                      COM              189754104      326    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC        COM              38141G104   117041   707669 SH       SOLE                        0        0   707669
Imagemax  Inc                  COM              45245V101        0    75000 SH       SOLE                        0        0    75000
INTEL CORP                     COM              458140100      203     9600 SH       SOLE                        0        0     9600
ISHARES TR                     S&P 500 INDEX    464287200      545     4125 SH       SOLE                        0        0     4125
JAZZ TECHNOLOGIES INC          COM              47214E102      142   211836 SH       SOLE                        0        0   211836
POWERSHARES ETF TRUST          PRVT EQTY PORT   73935X195      245    12610 SH       SOLE                        0        0    12610
SBA COMMUNICATIONS CORP        COM              78388J106     5298   177591 SH       SOLE                        0        0   177591
UNITEDHEALTH GROUP INC         COM              91324P102     1221    35527 SH       SOLE                        0        0    35527
VANGUARD INDEX FDS             STK MRK ETF      922908769      340     2598 SH       SOLE                        0        0     2598
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      328     5522 SH       SOLE                        0        0     5522
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4530    48177 SH       SOLE                        0        0    48177
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     3968    57678 SH       SOLE                        0        0    57678
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     6142    99602 SH       SOLE                        0        0    99602
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      454    10300 SH       SOLE                        0        0    10300